Employee Benefit Plans - Schedule of Components of Net Periodic Benefit Costs (Details) (10K) - Mann- India Technologies Private Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components of net periodic benefit costs: Service cost	$ 11,442	$ 14,177
Components of net periodic benefit costs: Interest cost	7,678	7,356
Components of net periodic benefit costs: Actuarial (gain)/loss	(56,857)	(6,891)
Components of net periodic benefit costs	(37,737)	14,642
Leave Encashment [Member]
Components of net periodic benefit costs: Service cost	4,502	9,551
Components of net periodic benefit costs: Interest cost	2,876	1,902
Components of net periodic benefit costs: Actuarial (gain)/loss	(26,980)	5,739
Components of net periodic benefit costs	$ (19,602)	$ 17,192